INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Statutory U.S. Federal Income Tax Rate

A reconciliation of the U.S. statutory federal income tax rate with the effective tax rates for the respective periods is as follows:

	Three months ended November 30,
	2014		2013
	(In thousands, except for %’s)
U.S. statutory federal income tax rate	$6,256	35.0%	$6,019	35.0%
Amount of foreign taxes at less than U.S. statutory federal income tax rate	(2,034)	(11.4)	(3,794)	(22.1)
U.S. and foreign losses with no tax benefit	1,430	8.0	1,785	10.4
U.S. restructuring and other U.S. charges with no benefit	539	3.0	473	2.8
U.S. income with no tax	(2,091)	(11.7)	—	—
Establishment (resolution) of uncertain tax positions	49	0.3	56	0.3
Other	337	1.9	29	0.2

Provision (benefit) for U.S. and foreign income taxes	$4,486	25.1%	$4,568	26.6%

A reconciliation of the statutory U.S. federal income tax rate with the effective tax rates of 25.7% in 2014, 36.7% in 2013, and 20.8% in 2012 is as follows:

	Year Ended August 31,
	2014		2013		2012
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income
	(In thousands, except for %s)
U.S. statutory federal income tax rate	$25,316	35.0%	$18,806	35.0%	$23,389	35.0%
Amount of foreign taxes at less than U.S. statutory federal income tax rate	(13,602)	(18.8)	(9,189)	(17.1)	(11,373)	(17.0)
U.S. and foreign losses with no tax benefit	4,899	6.8	5,826	10.8	1,291	1.9
U.S. restructuring and other U.S. charges with no benefit	3,010	4.2	1,704	3.2	1,029	1.5
Valuation allowance charges	—	—	2,361	4.4	(2,380)	(3.6)
Establishment (resolution) of uncertain tax positions	(121)	(0.2)	(84)	(0.2)	1,718	2.6
Other	(960)	(1.3)	309	0.6	244	0.4

Provision (benefit) for U.S. and foreign income taxes	$18,542	25.7%	$19,733	36.7%	$13,918	20.8%

Schedule of Income from Continuing Operations Before Taxes

Income (loss) from continuing operations before taxes is as follows:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
U.S.	$(2,426)	$(8,334)	$(4,637)
Foreign	74,758	62,066	71,464

Income from continuing operations before taxes	$72,332	$53,732	$66,827

Schedule of Components of Income Tax Expense (Benefit)

The provisions for U.S. and foreign income taxes consist of the following:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Current taxes:
U.S.	$435	$214	$228
Foreign	19,794	23,210	22,927

Total current tax expense (benefit)	20,229	23,424	23,155
Deferred taxes:
U.S.	589	213	16
Foreign	(2,276)	(3,904)	(9,253)

Total deferred tax expense (benefit)	(1,687)	(3,691)	(9,237)

Total income tax expense (benefit)	$18,542	$19,733	$13,918

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and (liabilities) consist of the following:

	As of August 31,
	2014	2013
	(In thousands)
Pensions	$20,890	$12,751
Inventory reserves	1,549	1,136
Bad debt reserves	1,337	1,040
Accruals	7,095	4,831
Postretirement benefits other than pensions	6,185	5,293
Depreciation	2,733	2,036
Foreign net operating loss carryforwards	16,417	14,396
Foreign tax credit carryforwards	502	28,111
Alternative minimum tax carryforwards	3,893	4,452
Interest carryforwards	3,214	10,113
Other	17,929	13,898

Gross deferred tax assets	81,744	98,057
Valuation allowance	(21,716)	(23,252)

Total deferred tax assets	60,028	74,805

Depreciation	(19,897)	(17,232)
Intangibles	(25,927)	(25,465)
Unremitted foreign earnings	—	(26,050)
Other	(1,554)	(1,245)

Gross deferred tax liabilities	(47,378)	(69,992)

Net deferred tax assets (liabilities)	$12,650	$4,813

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Beginning balance	$4,986	$6,877	$4,716
Decreases related to prior year tax positions	(576)	(1,165)	(390)
Increases related to prior year tax positions	—	11	2,360
Increases related to current year tax positions	512	308	627
Settlements	(38)	(1,077)	—
Lapse of statute of limitations	(1,040)	(228)	4
Foreign currency impact	1	260	(440)

Ending balance	$3,845	$4,986	$6,877